AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Long-Term Investments — 97.9%
Common Stocks
Aerospace & Defense — 4.5%
Arconic, Inc.	98,100	$ 2,550,600
General Dynamics Corp.	57,500	10,506,975
Hexcel Corp.	83,000	6,816,790
Huntington Ingalls Industries, Inc.	21,800	4,617,022
Spirit AeroSystems Holdings, Inc. (Class A Stock)	134,000	11,020,160
Textron, Inc.	33,400	1,635,264
		37,146,811
Airlines — 2.7%
Alaska Air Group, Inc.	36,500	2,369,215
American Airlines Group, Inc.(a)	182,100	4,911,237
JetBlue Airways Corp.*(a)	365,100	6,115,425
United Airlines Holdings, Inc.*	99,900	8,832,159
		22,228,036
Auto Components — 1.5%
Aptiv PLC	41,400	3,619,188
BorgWarner, Inc.	56,000	2,054,080
Goodyear Tire & Rubber Co. (The)	192,100	2,767,200
Lear Corp.	35,600	4,197,240
		12,637,708
Automobiles — 0.6%
Harley-Davidson, Inc.(a)	76,100	2,737,317
Thor Industries, Inc.(a)	32,900	1,863,456
		4,600,773
Banks — 7.7%
BankUnited, Inc.	199,100	6,693,742
BB&T Corp.(a)	113,600	6,062,832
CIT Group, Inc.	51,200	2,319,872
Citizens Financial Group, Inc.	171,800	6,076,566
Comerica, Inc.	113,300	7,476,667
Fifth Third Bancorp	232,900	6,376,802
KeyCorp	834,800	14,892,832
Regions Financial Corp.	572,600	9,058,532
Zions Bancorp NA	94,700	4,216,044
		63,173,889
Beverages — 1.2%
Molson Coors Brewing Co. (Class B Stock)(a)	165,400	9,510,500
Biotechnology — 0.6%
Alexion Pharmaceuticals, Inc.*	52,000	5,092,880
Building Products — 0.9%
Johnson Controls International PLC	103,592	4,546,653
Owens Corning	42,800	2,704,960
		7,251,613
Capital Markets — 1.5%
Ameriprise Financial, Inc.	46,500	6,840,150
State Street Corp.	95,500	5,652,645
		12,492,795
	Shares	Value
Common Stocks (continued)
Chemicals — 3.3%
Ashland Global Holdings, Inc.	77,000	$ 5,932,850
Celanese Corp.	78,313	9,576,897
Eastman Chemical Co.	78,500	5,795,655
Huntsman Corp.	250,200	5,819,652
		27,125,054
Commercial Services & Supplies — 1.3%
Covanta Holding Corp.(a)	470,000	8,126,300
KAR Auction Services, Inc.(a)	66,000	1,620,300
Pitney Bowes, Inc.(a)	205,300	938,221
		10,684,821
Communications Equipment — 0.9%
Ciena Corp.*(a)	106,000	4,158,380
Juniper Networks, Inc.	122,200	3,024,450
		7,182,830
Construction & Engineering — 0.8%
Valmont Industries, Inc.	46,200	6,395,928
Consumer Finance — 1.3%
Discover Financial Services	75,200	6,097,968
Navient Corp.	140,400	1,797,120
Nelnet, Inc. (Class A Stock)	42,200	2,683,920
		10,579,008
Containers & Packaging — 0.9%
International Paper Co.	59,100	2,471,562
Owens-Illinois, Inc.	166,900	1,714,063
Westrock Co.	78,000	2,843,100
		7,028,725
Diversified Financial Services — 0.2%
Banco Latinoamericano de Comercio Exterior SA (Panama) (Class E Stock)	73,900	1,473,566
Electric Utilities — 3.0%
Edison International	53,500	4,034,970
Entergy Corp.	22,860	2,682,850
Evergy, Inc.	90,200	6,003,712
FirstEnergy Corp.	142,400	6,867,952
PPL Corp.	159,300	5,016,357
		24,605,841
Electrical Equipment — 0.3%
Regal Beloit Corp.	37,400	2,724,590
Electronic Equipment, Instruments & Components — 3.4%
Belden, Inc.	32,900	1,754,886
Itron, Inc.*	129,596	9,584,920
Jabil, Inc.	78,600	2,811,522
Methode Electronics, Inc.	61,500	2,068,860
Sanmina Corp.*	42,200	1,355,042
SYNNEX Corp.	19,260	2,174,454
Tech Data Corp.*	59,100	6,160,584
TTM Technologies, Inc.*	135,500	1,652,423
		27,562,691
A1

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Entertainment — 0.8%
Lions Gate Entertainment Corp. (Class A Stock)(a)	73,350	$ 678,488
Lions Gate Entertainment Corp. (Class B Stock)*(a)	455,050	3,977,137
Viacom, Inc. (Class B Stock)	84,200	2,023,326
		6,678,951
Equity Real Estate Investment Trusts (REITs) — 7.6%
Ashford Hospitality Trust, Inc.(a)	198,300	656,373
Braemar Hotels & Resorts, Inc.(a)	25,065	235,360
Brixmor Property Group, Inc.(a)	137,600	2,791,904
CBL & Associates Properties, Inc.(a)	304,681	393,038
CoreCivic, Inc.	138,300	2,389,824
Franklin Street Properties Corp.	320,400	2,710,584
Gaming & Leisure Properties, Inc.	90,100	3,445,424
Host Hotels & Resorts, Inc.	161,200	2,787,148
Industrial Logistics Properties Trust	80,000	1,700,000
Lexington Realty Trust	438,300	4,492,575
Medical Properties Trust, Inc.(a)	117,500	2,298,300
Office Properties Income Trust(a)	71,303	2,184,724
Omega Healthcare Investors, Inc.(a)	131,100	5,478,669
Outfront Media, Inc.	173,000	4,805,940
Piedmont Office Realty Trust, Inc. (Class A Stock)(a)	160,400	3,349,152
Retail Value, Inc.	15,489	573,713
Sabra Health Care REIT, Inc.(a)	126,243	2,898,539
Senior Housing Properties Trust	284,784	2,635,676
Service Properties Trust	160,300	4,134,137
SITE Centers Corp.(a)	150,850	2,279,344
Summit Hotel Properties, Inc.(a)	153,600	1,781,760
VEREIT, Inc.	515,653	5,043,086
Xenia Hotels & Resorts, Inc.(a)	133,100	2,811,072
		61,876,342
Food & Staples Retailing — 0.9%
Kroger Co. (The)	299,900	7,731,422
Food Products — 3.1%
Archer-Daniels-Midland Co.	41,900	1,720,833
Hain Celestial Group, Inc. (The)*(a)	276,200	5,931,395
J.M. Smucker Co. (The)(a)	45,140	4,966,303
Pilgrim’s Pride Corp.*	71,700	2,297,626
TreeHouse Foods, Inc.*(a)	109,200	6,055,140
Tyson Foods, Inc. (Class A Stock)	49,800	4,289,772
		25,261,069
Gas Utilities — 0.7%
National Fuel Gas Co.	120,500	5,653,860
Health Care Equipment & Supplies — 1.1%
Zimmer Biomet Holdings, Inc.	68,600	9,416,722
Health Care Providers & Services — 2.6%
Cardinal Health, Inc.	48,700	2,298,153
DaVita, Inc.*	38,900	2,220,023
HCA Healthcare, Inc.	36,700	4,419,414
McKesson Corp.	18,260	2,495,412
MEDNAX, Inc.*	136,300	3,083,106
Molina Healthcare, Inc.*	13,100	1,437,332
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services (cont’d.)
Universal Health Services, Inc. (Class B Stock)	34,820	$ 5,179,475
		21,132,915
Hotels, Restaurants & Leisure — 3.8%
Brinker International, Inc.(a)	103,100	4,399,277
International Game Technology PLC(a)	488,800	6,945,848
MGM Resorts International	237,300	6,577,956
Wyndham Destinations, Inc.	252,600	11,624,652
Wyndham Hotels & Resorts, Inc.	27,300	1,412,502
		30,960,235
Household Durables — 1.3%
Ethan Allen Interiors, Inc.(a)	56,239	1,074,165
PulteGroup, Inc.	110,100	4,024,155
Whirlpool Corp.	33,900	5,368,404
		10,466,724
Independent Power & Renewable Electricity Producers — 1.3%
AES Corp.	182,200	2,977,148
Vistra Energy Corp.	292,300	7,813,179
		10,790,327
Insurance — 5.6%
Aflac, Inc.	51,000	2,668,320
Allstate Corp. (The)	55,400	6,020,872
American Financial Group, Inc.	21,758	2,346,600
Everest Re Group Ltd.	11,300	3,006,817
Hartford Financial Services Group, Inc. (The)	113,000	6,848,930
Lincoln National Corp.	119,200	7,190,144
Old Republic International Corp.	95,100	2,241,507
Principal Financial Group, Inc.(a)	64,300	3,674,102
Reinsurance Group of America, Inc.	33,200	5,308,016
Universal Insurance Holdings, Inc.	48,350	1,450,017
Unum Group	186,100	5,530,892
		46,286,217
Internet & Direct Marketing Retail — 0.5%
eBay, Inc.	96,600	3,765,468
IT Services — 1.2%
Amdocs Ltd.	56,400	3,728,604
Conduent, Inc.*	585,000	3,638,700
DXC Technology Co.	82,800	2,442,600
		9,809,904
Leisure Products — 0.3%
Brunswick Corp.	42,600	2,220,312
Machinery — 3.1%
AGCO Corp.	32,700	2,475,390
Allison Transmission Holdings, Inc.	63,200	2,973,560
Briggs & Stratton Corp.(a)	150,500	912,030
Cummins, Inc.	44,900	7,303,883
Meritor, Inc.*	199,800	3,696,300
Oshkosh Corp.	43,200	3,274,560
Snap-on, Inc.(a)	16,500	2,582,910

A2

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Wabash National Corp.	146,800	$ 2,130,068
		25,348,701
Media — 0.7%
AMC Networks, Inc. (Class A Stock)*(a)	72,900	3,583,764
Gannett Co., Inc.(a)	25,849	277,618
TEGNA, Inc.	110,300	1,712,959
		5,574,341
Metals & Mining — 0.7%
Cleveland-Cliffs, Inc.(a)	260,700	1,882,254
Reliance Steel & Aluminum Co.	39,700	3,956,502
		5,838,756
Mortgage Real Estate Investment Trusts (REITs) — 2.2%
Granite Point Mortgage Trust, Inc.	29,168	546,608
MFA Financial, Inc.	357,400	2,630,464
PennyMac Mortgage Investment Trust	124,800	2,774,304
Starwood Property Trust, Inc.	414,900	10,048,878
Two Harbors Investment Corp.	153,900	2,020,707
		18,020,961
Multiline Retail — 1.1%
Big Lots, Inc.(a)	48,100	1,178,450
Dillard’s, Inc. (Class A Stock)(a)	41,600	2,750,176
Kohl’s Corp.(a)	87,300	4,335,318
Macy’s, Inc.	70,400	1,094,016
		9,357,960
Multi-Utilities — 0.6%
Public Service Enterprise Group, Inc.	84,400	5,239,552
Oil, Gas & Consumable Fuels — 5.3%
Arch Coal, Inc. (Class A Stock)(a)	21,000	1,558,200
Cabot Oil & Gas Corp.	298,100	5,237,617
Cimarex Energy Co.	23,900	1,145,766
Devon Energy Corp.	221,100	5,319,666
Gulfport Energy Corp.*(a)	188,200	510,022
HollyFrontier Corp.	60,606	3,250,906
Marathon Petroleum Corp.	68,600	4,167,450
ONEOK, Inc.	100,900	7,435,321
PBF Energy, Inc. (Class A Stock)	100,400	2,729,876
SRC Energy, Inc.*	331,477	1,544,683
Valero Energy Corp.	57,000	4,858,680
Williams Cos., Inc. (The)(a)	250,100	6,017,406
		43,775,593
Paper & Forest Products — 0.3%
Domtar Corp.	71,600	2,563,996
Pharmaceuticals — 0.8%
Jazz Pharmaceuticals PLC*	34,600	4,433,644
Lannett Co., Inc.*	29,200	327,040
Mallinckrodt PLC*(a)	36,200	87,242
Mylan NV*	66,800	1,321,304
		6,169,230
	Shares	Value
Common Stocks (continued)
Professional Services — 0.4%
ManpowerGroup, Inc.	41,800	$ 3,521,232
Road & Rail — 0.3%
Ryder System, Inc.	40,800	2,112,216
Semiconductors & Semiconductor Equipment — 2.9%
Amkor Technology, Inc.*	11,400	103,740
Diodes, Inc.*	44,100	1,770,615
Entegris, Inc.	55,000	2,588,300
Lam Research Corp.	26,100	6,031,971
ON Semiconductor Corp.*	345,500	6,637,055
Skyworks Solutions, Inc.(a)	80,500	6,379,625
		23,511,306
Software — 1.4%
Nuance Communications, Inc.*	452,500	7,380,275
Teradata Corp.*(a)	142,229	4,409,099
		11,789,374
Specialty Retail — 4.7%
Aaron’s, Inc.	23,700	1,522,962
Bed Bath & Beyond, Inc.	124,100	1,320,424
Best Buy Co., Inc.	132,200	9,120,478
Chico’s FAS, Inc.(a)	717,800	2,892,734
Children’s Place, Inc. (The)(a)	77,700	5,982,123
Foot Locker, Inc.(a)	55,400	2,391,064
GameStop Corp. (Class A Stock)(a)	58,626	323,616
Group 1 Automotive, Inc.	31,030	2,864,379
Office Depot, Inc.(a)	414,700	727,798
Party City Holdco, Inc.*(a)	1,318,000	7,525,780
Penske Automotive Group, Inc.(a)	77,200	3,650,016
		38,321,374
Technology Hardware, Storage & Peripherals — 2.7%
HP, Inc.	174,200	3,295,864
NCR Corp.*	98,100	3,096,036
Seagate Technology PLC(a)	97,000	5,217,630
Western Digital Corp.	110,700	6,602,148
Xerox Holdings Corp.	144,475	4,321,247
		22,532,925
Textiles, Apparel & Luxury Goods — 0.3%
PVH Corp.	25,700	2,267,511
Thrifts & Mortgage Finance — 0.7%
MGIC Investment Corp.	193,500	2,434,230
Radian Group, Inc.	150,600	3,439,704
		5,873,934
Tobacco — 0.3%
Universal Corp.	41,200	2,258,172
Trading Companies & Distributors — 2.0%
AerCap Holdings NV (Ireland)*	234,400	12,833,400
Aircastle Ltd.	165,598	3,714,363
		16,547,763

Total Long-Term Investments (cost $739,853,661)		802,173,424

A3

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value

Short-Term Investments — 19.0%
Affiliated Mutual Funds — 17.2%
PGIM Core Ultra Short Bond Fund(w)	1,411,766	$ 1,411,766
PGIM Institutional Money Market Fund (cost $139,216,909; includes $138,985,053 of cash collateral for securities on loan)(b)(w)	139,190,828	139,204,747

Total Affiliated Mutual Funds (cost $140,628,675)		140,616,513
Unaffiliated Mutual Fund — 1.8%
BlackRock Liquidity FedFund	14,783,690	14,783,690
(cost $14,783,690)

Total Short-Term Investments (cost $155,412,365)		155,400,203

TOTAL INVESTMENTS—116.9% (cost $895,266,026)		957,573,627

Liabilities in excess of other assets — (16.9)%		(138,622,364)

Net Assets — 100.0%		$ 818,951,263

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $136,088,581; cash collateral of $138,985,053 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A4